SilverPepper Merger Arbitrage Fund*

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 19.9%
	COMMUNICATIONS — 3.8%
6,628	Activision Blizzard, Inc.	$620,580
	CONSUMER DISCRETIONARY — 0.9%
3,853	iRobot Corp.**	146,029
	CONSUMER STAPLES — 0.3%
3,851	Blue Apron Holdings, Inc. - Class A**	49,582
	FINANCIALS — 1.6%
1,988	American National Bankshares, Inc.	75,425
12,583	Greenhill & Co., Inc.	186,228
		261,653
	HEALTH CARE — 12.1%
215	Globus Medical, Inc. - Class A**	10,675
12,190	Horizon Therapeutics Plc**,1	1,410,261
30,751	Intercept Pharmaceuticals, Inc.**	570,124
55	Seagen, Inc.**	11,668
		2,002,728
	REAL ESTATE — 0.6%
11,002	Hersha Hospitality Trust - Class A - REIT	108,480
	TECHNOLOGY — 0.6%
9,938	Sabre Corp.**	44,621
331	Splunk, Inc.**	48,409
		93,030
	TOTAL COMMON STOCKS
	(Cost $3,332,807)	3,282,082

Principal Amount
	CORPORATE BONDS — 5.0%
	CONSUMER DISCRETIONARY — 2.2%
$427,000	Cheesecake Factory, Inc. 0.375%, 6/15/2026[2]	354,943
	HEALTH CARE — 0.7%
120,000	Herbalife Nutrition Ltd. 2.625%, 3/15/2024[1,2]	117,420
	INDUSTRIALS — 2.1%
3,000	Greenbrier Cos., Inc. 2.875%, 2/1/2024[2]	2,955

SilverPepper Merger Arbitrage Fund*

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$357,000	Kaman Corp. 3.250%, 5/1/2024[2]	$348,325
		351,280
	TOTAL CORPORATE BONDS
	(Cost $821,495)	823,643

Number of Shares
	PREFERRED STOCKS — 3.3%
	INDUSTRIALS — 0.4%
519	RBC Bearings, Inc., 5.000%[2]	57,326
	TECHNOLOGY — 0.8%
4,587	Clarivate PLC, 5.250%[1,2]	134,720
	UTILITIES — 2.1%
3,753	AES Corp., 6.875%2	228,933
1,283	NiSource, Inc., 7.750%[2]	125,183
		354,116
	TOTAL PREFERRED STOCKS
	(Cost $840,078)	546,162
	RIGHTS — 0.0%
	HEALTH CARE — 0.0%
8,448	ABIOMED, Inc. , Expiration Date: December 30, 2029**,3	—
	TOTAL RIGHTS
	(Cost $0)	—
	WARRANTS — 0.0%
	HEALTH CARE — 0.0%
4,891	Akouos, Inc., Expiration Date: December 5, 2024**,3	—
60,475	Supernus Pharmaceuticals, Inc., Expiration Date: December 31, 2025**,3	—
60,475	Supernus Pharmaceuticals, Inc., Expiration Date: December 31, 2025**,3	—
		—
	MATERIALS — 0.0%
551	Resolute Forest Products, Inc., Expiration Date: December 31, 2025**,3	—
	TOTAL WARRANTS
	(Cost $0)	—

Principal Amount
SHORT-TERM INVESTMENTS — 72.6%
$11,248,442	Goldman Sachs Government Fund, 5.23%[4]	11,248,442

SilverPepper Merger Arbitrage Fund*

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
$728,955	Goldman Sachs Financial Square Government Fund, 4.98%	$728,955
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,977,397)	11,977,397
	TOTAL INVESTMENTS — 100.8%
	(Cost $16,971,777)	16,629,284
	Liabilities in Excess of Other Assets — (0.8)%	(130,548)
	TOTAL NET ASSETS — 100.0%	$16,498,736

Number of Shares
	SECURITIES SOLD SHORT — (2.2)%
	COMMON STOCKS — (2.2)%
	FINANCIALS — (0.5)%
(2,683)	Atlantic Union Bankshares Corp.	(77,217)
	HEALTH CARE — (0.1)%
(215)	Globus Medical, Inc. - Class A**	(10,675)
	INDUSTRIALS — (0.2)%
(133)	RBC Bearings, Inc.**	(31,139)
	TECHNOLOGY — (0.5)%
(13,713)	Clarivate PLC**,1	(92,014)
	UTILITIES — (0.9)%
(5,965)	AES Corp.	(90,668)
(2,563)	NiSource, Inc.	(63,255)
		(153,923)
	TOTAL COMMON STOCKS
	(Proceeds $560,214)	(364,968)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $560,214)	$(364,968)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Sabre Corp.
(17)	Exercise Price: $5.50, Notional Amount: $9,350, Expiration Date: October 20, 2023	(85)
(66)	Exercise Price: $6.00, Notional Amount: $39,600, Expiration Date: October 20, 2023	(198)
(10)	Exercise Price: $5.00, Notional Amount: $5,000, Expiration Date: November 17, 2023	(300)

SilverPepper Merger Arbitrage Fund*

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(35)	Exercise Price: $5.50, Notional Amount: $19,250, Expiration Date: November 17, 2023	$(595)
	TOTAL CALL OPTIONS
	(Proceeds $3,371)	(1,178)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $3,371)	$(1,178)

REIT – Real Estate Investment Trusts
PLC – Public Limited Company

*	On September 26, 2023, the Fund’s Board of Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on October 31, 2023.
**	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Convertible security.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.